Other Assets (Tables)	3 Months Ended
Mar. 31, 2025
Other Assets [Abstract]
Schedule of Other Assets

Details of other assets as of March 31, 2025 and December 31, 2024 are as follows:

	March 31, 2025		December 31, 2024
	Current	Non-current	Current	Non-current
Prepayments	$71,800	$-	$53,908	$-
Prepaid expenses	208,619	-	20,646	-
Total	$280,419	$-	$74,555	$-